PROSPECTUS

September 17, 2014

Van Eck VIP Trust

Van Eck VIP Long/Short Equity Index Fund

(Initial Class Shares)

These securities have not been approved or disapproved either by the U.S. Securities and Exchange Commission (SEC) or by any State Securities Commission. Neither the SEC nor any State Commission has passed upon the accuracy or adequacy of this prospectus. Any claim to the contrary is a criminal offense.

VAN ECK VIP LONG/SHORT EQUITY INDEX FUND (INITIAL CLASS)

SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The Van Eck VIP Long/Short Equity Index Fund seeks to track, before fees and expenses, the performance of the Market Vectors North America Long/Short Equity Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the table.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Initial Class

Management Fees		0.65%
Other Expenses[1]		0.38%
Dividends and Interest Payments on Securities Sold Short	0.24%
Remainder of Other Expenses	0.14%
Acquired Fund Fees and Expenses (AFFE)[1]		0.09%
Total Annual Fund Operating Expenses		1.12%
Fee Waivers and/or Expense Reimbursements[2]		0.09%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.03%

[1]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

[2]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 0.70% for Initial Class of the Fund’s average daily net assets per year until May 1, 2016. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the example.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

	Share Status	1 Year	3 Years
Initial Class	Sold or Held	$105	$347

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate that the Fund pays higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets in securities that comprise the Index. The Index is constructed using a rules based process and seeks to capture the performance of a group of long/short equity hedge funds that focus on North American companies (the “Proprietary L/S Equity Universe”). Market Vectors Index Solutions GmbH (the “Index Provider”), an affiliate of the Adviser, uses a two-step process to identify the Proprietary L/S Equity Universe. First, the Index Provider identifies an initial universe of North American focused long/short equity hedge funds. Second, the Index Provider eliminates outlier hedge funds, typically eliminating more of the underperforming outlier hedge funds, from the initial universe with a patented True Alpha® (True α®) metric that scores and ranks funds based on their risk-adjusted performance over a twelve month period. The Index Provider defines outlier hedge funds as those funds with the True Alpha scores for that twelve month period that differ from the average score of the funds that comprise the initial universe to a statistically significant degree. Applying a regression analysis to the returns of the Proprietary L/S Equity Universe, the Index Provider determines the long and/or short positions in exchange traded products, including exchange traded funds and exchange traded notes (“Exchange Traded Products”), that, in the aggregate, can best explain the performance of the Proprietary L/S Equity Universe in recent prior periods and, therefore, can be expected to track the performance of the Proprietary L/S Equity Universe in future periods. The Index is reconstituted and rebalanced monthly. The Exchange Traded Products that comprise the Index may include Exchange Traded Products that invest in equity and debt securities, as well as other asset categories. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the performance of the Index.

The Fund is considered to be “non-diversified”, which means that it may invest a larger portion of its assets in a single issuer. A significant portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, money market instruments, U.S. Treasury bills, interests in short-term investment funds or shares of money market or short-term bond funds. While the Fund may hold both long and short positions in any of the instruments in which it invests, it does not intend to borrow money for investment purposes. It seeks to maintain a net exposure, including cash and cash equivalents of 100% of net assets.

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VAN ECK VIP LONG/SHORT EQUITY INDEX FUND (INITIAL CLASS) (continued)

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money. Also, because the Fund invests directly in Exchange Traded Products, which, in turn, invest directly in or have exposure to equity and debt securities and other asset categories, the following principal risks are those of the Fund and Exchange Traded Products, as appropriate. As a result of the Fund’s direct investment in Exchange Traded Products, the Fund is indirectly exposed to the risks of the securities held by and other investments made by the Exchange Traded Products.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Exchange Traded Products. While the risks of owning shares of an Exchange Traded Product generally reflect the risks of owning the underlying investments of the Exchange Traded Product, lack of liquidity in the Exchange Traded Product can result in its value being more volatile than its underlying portfolio investments. An Exchange Traded Product can trade at prices higher or lower than the value of its underlying assets. In addition, trading in an Exchange Traded Product may be halted by the exchange on which it trades.

Exchange Traded Products’ Underlying Investments. Through its investment in an Exchange Traded Product, the Fund is subject to the risks associated with the Exchange Traded Product’s underlying investments, including the possibility that the value of the securities or other assets held by the Exchange Traded Product could decrease. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and an Exchange Traded Product’s asset allocation. Additionally, the Fund will bear additional expenses based on its pro rata share of the Exchange Traded Product’s operating expenses. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in an Exchange Traded Product.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Exchange Traded Product to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, natural disasters and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Common Stock. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Concentration. An Exchange Traded Product that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying currency, security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing an Exchange Traded Product to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Exchange Traded Product’s derivative positions at times when the Exchange Traded Product might wish to terminate or sell such positions and over the counter instruments may be illiquid and are subject to counterparty risk.

Emerging Markets. Investments in the securities of emerging markets typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Foreign Currency. Investments in global markets or securities that are denominated in foreign currencies give rise to foreign currency exposure. The U.S. dollar value of these investments will vary depending on changes in exchange rates and the performance of the underlying assets.

Foreign Securities. Investments in securities of foreign issuers are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Investment Style. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic conditions.

Large-Capitalization Companies. Securities of large-capitalization companies could fall out of favor with the market and underperform securities of small- or medium-capitalization companies. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small- and Medium-Capitalization Companies. Securities of small- and medium-sized companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. The stocks of small- and medium-sized companies may have returns that vary, sometimes significantly, from the overall stock market.

Investment Restrictions. The Investment Company Act of 1940, as amended (the “1940 Act”), places limits on the percentage of the total outstanding stock of another investment company that may be owned by the Fund; however, exemptive relief from the Securities and Exchange Commission (the “SEC”) permits the Fund to invest in other unaffiliated investment companies in excess of this limitation if certain conditions are met (the “Exemptive Relief”). The Fund is subject to the conditions set forth in the Exemptive Relief and certain additional provisions of the 1940 Act that limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of any one investment company. The Fund and its affiliates may not actively acquire “control” of an investment company, which is presumed once ownership of an investment company’s outstanding voting securities exceeds 25%. Also, to comply with provisions of the 1940 Act and the Exemptive Relief, the Adviser may be required to vote shares of an investment company in the same general proportion as shares held by other shareholders of the investment company.

Market. Market risk refers to the risk that the market prices of securities that the Fund or an Exchange Traded Product holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities. The Exchange Traded Products, including exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”), may trade at a premium or discount to their net asset values.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Regulatory. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, in 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) adopted amendments to its rules that affect the ability of certain investment advisers to registered investment companies and other entities to rely on previously available exclusions or exemptions from registration under the Commodity Exchange Act of 1936, as amended (“CEA”) and regulations thereunder. Specifically, these amendments, which became effective on January 1, 2013, require an investment adviser of a registered investment company to register with the CFTC as a “commodity pool operator” (“CPO”) if the investment company either markets itself as a vehicle for trading commodity interests or conducts more than a de minimis amount of speculative trading in commodity interests. The staff of the CFTC issued temporary no-action relief (the “No-Action Relief”) from CPO registration to operators of funds-of-funds that cannot reasonably know whether indirect exposure to commodity interests would prevent them from qualifying for an exemption from registration as a CPO. In reliance on the No-Action Relief, the Adviser has claimed a temporary exemption from registration as a CPO. To the extent the Fund and the Adviser are required to comply with applicable CFTC disclosure, reporting and recordkeeping regulations, compliance with such regulations could increase the Fund’s expenses, adversely affecting the Fund’s total return.

Short Sales. If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses and increase the volatility of returns.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

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Tracking Error. Unlike a traditional index that is comprised of securities representing a particular segment of the market, such as the S&P 500 Composite Stock Price Index, the Index is comprised of long and/or short positions in Exchange-Traded Products that are selected and weighted monthly based upon the application of a regression analysis to the returns of the Proprietary L/S Equity Universe in recent prior periods. The performance of the Index may not match the performance of the Proprietary L/S Equity Universe prospectively due to the timing of the application of the regression analysis and changes that may subsequently occur in the management of the underlying hedge funds that comprise the Proprietary L/S Equity Universe. In addition, the Fund’s performance may not match the performance of the Index due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions. Accordingly, the performance of the Fund may vary from the performance of the Proprietary L/S Equity Universe and the performance of the Index.

U.S. Government Obligations. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

PERFORMANCE

The Fund expects to commence operations on or about the date of this prospectus. Accordingly, the Fund does not have a full calendar year of performance.

PORTFOLIO MANAGEMENT

Investment Adviser. Van Eck Associates Corporation

Portfolio Managers.

Marc Freed, Portfolio Manager, 2014

Benjamin McMillan, Deputy Portfolio Manager, 2014

PURCHASE AND SALE OF FUND SHARES

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts or variable life insurance policies. If you are a variable annuity contract or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

TAX INFORMATION

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a holder of a variable annuity contract or variable life insurance policy; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract or policy.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

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II. INVESTMENT OBJECTIVE, STRATEGIES, POLICIES, RISKS AND OTHER INFORMATION

This section states the Fund’s investment objective and describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective. This section also provides additional information about the principal risks associated with investing in the Fund.

1. INVESTMENT OBJECTIVE

The Van Eck VIP Long/Short Equity Index Fund seeks to track, before fees and expenses, the performance of the Market Vectors North America Long/Short Equity Index (the “Index”).

The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval. To the extent practicable, the Fund will provide shareholders with 60 days’ prior written notice before changing its investment objective.

2. ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS

DEBT SECURITIES

Definition	Debt securities may include bonds and other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the “secondary market”—that is, they are traded by people other than their original issuers.

Risk	Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Various factors could affect the issuer’s ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates rise, the value of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or an Exchange Traded Product receives from it but may affect the value of the Fund’s or Exchange Traded Product’s shares.

EXCHANGE TRADED PRODUCTS

Definition	The Fund invests in Exchange Traded Products, including ETFs and ETNs. An ETF is a term that is used to describe a variety of pooled investment vehicles, such as investment companies registered under the 1940 Act and commodity trusts, that are traded on a securities exchange and hold or have exposure to various financial instruments and/or commodities. ETNs are senior, unsecured notes linked to an index. Like ETFs, they may be bought and sold on a securities exchange. However, while ETF shares represent an interest in the ETF’s underlying assets, ETNs are structured products that are an obligation of the issuing bank, broker-dealer or other intermediary, whereby the intermediary agrees to pay a return based on the target index less any fees. ETNs combine certain aspects of bonds and ETFs. Investors can hold an ETN until maturity. The shares of the Exchange Traded Products may trade at a premium or discount to their net asset values. The Exchange Traded Products in which the Fund invests may include Exchange Traded Products that invest in equity and debt securities, as well as other asset categories.

Risk	While the risks of owning shares of an Exchange Traded Product generally reflect the risks of owning the underlying investments of the Exchange Traded Product, lack of liquidity in the Exchange Traded Product can result in its value being more volatile than its underlying portfolio investments. In addition, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. An Exchange Traded Product can trade at prices higher or lower than the value of its underlying assets. In addition, trading in an Exchange Traded Product may be halted by the exchange on which it trades.

EXCHANGE TRADED PRODUCTS’ UNDERLYING INVESTMENTS

Definition	The value of your investment in the Fund is based primarily on the prices of the Exchange Traded Products that the Fund purchases. In turn, the price of each Exchange Traded Product is based on the value of its holdings. The prices of these holdings change daily and each Exchange Traded Product’s performance reflects the risks of investing in a particular asset class or classes.

Risk	Through its investment in an Exchange Traded Product, the Fund is subject to the risks associated with the Exchange Traded Product’s underlying investments, including the possibility that the value of the securities or other assets held by the Exchange Traded Product could decrease. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and an Exchange Traded Product’s asset allocation. Additionally, the Fund will bear additional expenses based on its pro rata share of the Exchange Traded Product’s operating expenses. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in an Exchange Traded Product.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, natural disasters and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Common Stock. An Exchange Traded Product may invest in common stocks which are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Concentration. An Exchange Traded Product may, at various times, concentrate in the securities of a particular industry or group of industries, and when a fund is over weighted in an industry or group of industries, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over weighted in an industry or group of industries.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying currency, security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing an Exchange Traded Product to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Exchange Traded Product’s derivative positions at times when the Exchange Traded Product might wish to terminate or sell such positions and over the counter instruments may be illiquid and are subject to counterparty risk.

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Emerging Markets. Investments in the securities of emerging markets which typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issued that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Foreign Currency. Investments in global markets or securities that are denominated in foreign currencies give rise to foreign currency exposure. The U.S. dollar value of these investments will vary depending on changes in exchange rates and the performance of the underlying assets. Foreign currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Exchange Traded Product’s investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies, and an Exchange Traded Product’s income available for distribution. The value of foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies may be adversely affected by currency exchange rates, currency exchange control regulations, foreign withholding taxes, restrictions or prohibitions on the repatriation of foreign currencies, changes in supply and demand in the currency exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, and currency controls or other political and economic developments in the U.S. or abroad. The local emerging market currencies in which the Exchange Traded Product may be invested from time to time may experience substantially greater volatility against the U.S. dollar than the major convertible currencies of developed countries.

Foreign Securities. Investments in securities of foreign issuers are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Some of the risks of investing in foreign securities may be reduced when an Exchange Traded Product invests indirectly in foreign securities through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and other securities which are traded on larger, recognized exchanges and in stronger, more recognized currencies.

Investment Style. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic conditions. As a result, an Exchange Traded Product’s performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities of a different investment style.

Large-Capitalization Companies. Securities of large-capitalization companies could fall out of favor with the market and underperform securities of small- or medium-capitalization companies. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small- and Medium-Capitalization Companies. Securities of small- and medium-sized companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies. The stocks of small and medium-sized companies may have returns that vary, sometimes significantly, from the overall stock market.

INVESTMENT RESTRICTIONS

Definition	The Fund is subject to the conditions set forth in the Exemptive Relief and certain additional provisions of the 1940 Act.

Risk

The 1940 Act places limits on the percentage of the total outstanding stock of another investment company that may be owned by the Fund; however, the Exemptive Relief permits the Fund to invest in other unaffiliated investment companies in excess of this limitation if certain conditions are met. The conditions set forth in the Exemptive Relief and certain additional provisions of the 1940 Act limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of any one investment company. The Fund and its affiliates may not actively acquire “control” of an investment company, which is presumed once ownership of an investment company’s outstanding voting securities exceeds 25%. Also, to comply with provisions of the 1940 Act and the Exemptive Relief, the Adviser may be required to vote shares of an investment company in the same general proportion as shares held by other shareholders of the investment company.

MARKET

Definition	An investment in the Fund or an Exchange Traded Product involves “market risk”—the risk that securities prices will rise or fall.

Risk	Market risk refers to the risk that the market prices of securities that the Fund or an Exchange Traded Product holds will rise or fall, sometimes rapidly or unpredictably. Security prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest or currency rates or a change in investor sentiment. In general, equity securities tend to have greater price volatility than debt securities. The Exchange Traded Products, including ETFs and ETNs, may trade at a premium or discount to their net asset values.

NON-DIVERSIFICATION

Definition	A non-diversified fund may invest a larger portion of its assets in a single issuer than a “diversified” fund. A “diversified” fund is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.

Risk	A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

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INVESTMENT OBJECTIVE, STRATEGIES, POLICIES, RISKS AND OTHER INFORMATION (continued)

REGULATORY

Definition	The Fund is subject to the laws and regulated by the government of the United States.

Risk	Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, in 2012, the CFTC adopted amendments to its rules that affect the ability of certain investment advisers to registered investment companies and other entities to rely on previously available exclusions or exemptions from registration under the CEA and regulations thereunder. Specifically, these amendments, which became effective on January 1, 2013, require an investment adviser of a registered investment company to register with the CFTC as a CPO if the investment company either markets itself as a vehicle for trading commodity interests or conducts more than a de minimis amount of speculative trading in commodity interests. The staff of the CFTC issued temporary No-Action Relief from CPO registration to operators of funds-of-funds that cannot reasonably know whether indirect exposure to commodity interests would prevent them from qualifying for an exemption from registration as a CPO. The No-Action relief provides operators of funds-of-funds with relief from CPO registration until the later of June 30, 2013, or six months after the CFTC issues revised guidance on the application of the CFTC’s trading restrictions to funds-of-funds. In reliance on the No-Action Relief, the Adviser has claimed a temporary exemption from registration as a CPO. To the extent the Fund and the Adviser are required to comply with applicable CFTC disclosure, reporting and recordkeeping regulations, compliance with such regulations could increase the Fund’s expenses, adversely affecting the Fund’s total return.

SHORT SALES

Definition	In a short sale, the Fund borrows an equity security from a broker, and then sells it.

Risk	If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses and increase the volatility of returns.
The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

TRACKING ERROR

Definition	The Fund’s investment objective is to seek to track, before fees and expenses, the performance of the Index.

Risk

Unlike a traditional index that is comprised of securities representing a particular segment of the market, such as the S&P 500 Composite Stock Price Index, the Index is comprised of long and/or short positions in Exchange-Traded Products that are selected and weighted monthly based upon the application of a regression analysis to the returns of the Proprietary L/S Equity Universe in recent prior periods. The performance of the Index may not match the performance of the Proprietary L/S Equity Universe prospectively due to the timing of the application of the regression analysis and changes that may subsequently occur in the management of the underlying hedge funds that comprise the Proprietary L/S Equity Universe. In addition, the Fund’s performance may not match the performance of the Index due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions. Accordingly, the performance of the Fund may vary from the performance of the Proprietary L/S Equity Universe and the performance of the Index.

U.S. GOVERNMENT OBLIGATIONS

Definition	U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies and government sponsored entities.

Risk	U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of the Fund to the extent it holds securities issued or guaranteed by the entity will be adversely impacted.

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3. ADDITIONAL INVESTMENT STRATEGIES

INVESTING DEFENSIVELY

Strategy	The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

SECURITIES LENDING

Strategy	The Fund may lend its securities as permitted under the 1940 Act, including by participating in securities lending programs managed by broker-dealers or other institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrowings must be collateralized in full with cash, U.S. government securities or high-quality letters of credit.

The Fund could experience delays and costs in recovering the securities loaned or in gaining access to the securities lending collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral and which is invested is subject to market appreciation and depreciation.

4. OTHER INFORMATION AND POLICIES

CHANGING THE FUND’S 80% POLICY

The Fund’s policy of investing “at least 80% of its net assets” (which includes net assets plus any borrowings for investment purposes) may be changed by the Board of Trustees (the “Board”) without a shareholder vote, as long as shareholders are given 60 days’ notice of the change.

PORTFOLIO HOLDINGS INFORMATION

Generally, it is the Fund’s and the Adviser’s policy that no current or potential investor, including any Fund shareholder, shall be provided information about the Fund’s portfolio on a preferential basis in advance of the provision of that information to other investors. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

Portfolio holdings information for the Fund is available to all investors on the Van Eck website at vaneck.com. Information regarding the Fund’s weightings, updated as of each month-end, is also located on this website. Generally, this information is posted to the website within 30 days of the end of the applicable month. This information generally remains available on the website until new information is posted. The Fund reserves the right to exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund, and to discontinue the posting of portfolio holdings information at any time, without prior notice.

PORTFOLIO INVESTMENTS

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. A subsequent increase or decrease in percentage resulting from a change in the value of portfolio securities or the total or net assets of the Fund will not be considered a violation of the restriction.

STRATEGY OF LONG/SHORT EQUITY HEDGE FUNDS

The Fund pursues its objective by investing in securities that comprise the Index, which include Exchange Traded Products, that, in the aggregate, are expected to track the performance of a group of long/short equity hedge funds identified by the Adviser that focus on North American companies. In general, the long/short equity hedge funds seek to invest (i.e., establish long positions) in securities that are believed to be undervalued or that offer high growth opportunities while also attempting to reduce overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes to hedge risk. Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks.

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III. OTHER ADDITIONAL INFORMATION

1. IMPORTANT INFORMATION REGARDING DIVIDENDS AND INTEREST PAID ON SECURITIES SOLD SHORT AND ACQUIRED FUND FEES AND EXPENSES

When the Fund sells a security short, the Fund borrows the identical security from a lender (directly or indirectly through a broker) to settle the short sale transaction. The Fund is obligated to pay an amount equal to all dividends declared or interest accrued on the borrowed security while the short position is outstanding, which payments are treated as an expense of the Fund.

Acquired fund fees and expenses (AFFE) reflect the estimated amount of fees and expenses the Fund expects to incur indirectly through its investments in Underlying Funds.

The supplemental table below illustrates the Fund’s Total Annual Fund Operating Expenses for Initial Class (i) including the effect of expenses attributable to dividends and interest payments on securities sold short as well as AFFE and (ii) excluding the effect of expenses attributable to dividends and interest payments on securities sold short as well as AFFE. The supplemental table is not the Fund’s Initial Class fee table, which is located in the “Fund summary information—Fund Fees and Expenses” section of the Fund’s Initial Class prospectus. The Fund’s Total Annual Operating Expenses (expenses that are deducted from Fund assets) were:

		Initial Class

Management Fees		0.65%
Other Expenses[1]		0.38%
Dividends and Interest Payments on Securities Sold Short	0.24%
Remainder of Other Expenses	0.14%
Acquired Fund Fees and Expenses (AFFE)[1]		0.09%
Total Annual Fund Operating Expenses Including Dividends and Interest Payments on Securities Sold Short and AFFE		1.12%
Less Dividends and Interest Payments on Securities Sold Short and AFFE		0.33%
Less Fee Waivers and/or Expense Reimbursements[2]		0.09%
Total Annual Fund Operating Expenses Excluding Dividends and Interest Payments on Securities Sold Short and AFFE		0.70%

[1]	Other expenses and acquired fund fee and expenses are based on estimated amounts for the current fiscal year.

[2]	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 0.70% for Initial Class of the Fund’s average daily net assets per year until May 1, 2016. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

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OTHER ADDITIONAL INFORMATION (continued)

2. PRIOR PERFORMANCE OF SIMILARLY MANAGED ACCOUNTS

The Fund expects to commence operations on or about the date of this prospectus. Accordingly, the Fund does not have a full calendar year of performance. The following table sets forth historical performance information for the institutional accounts managed by the Adviser (the “Composite”) that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the Fund.

The Composite data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts and does not represent the performance of the Fund. The accounts that comprise the Composite are separate and distinct from the Fund; the Composite’s performance is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund. The Composite’s returns are calculated on a total return basis, include all dividends and interest, accrued income and realized and unrealized gains and losses, and assume the reinvestment of earnings. All returns reflect the deduction of brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. “Net of Fees” figures also reflect the deduction of investment advisory fees. Custodial fees, if any, were not included in the calculation.

Investors should be aware that the Composite performance information shown below was calculated using the method outlined in the Global Investment Performance Standards (GIPS®) which differs from the method mandated by the SEC for calculating the performance of registered investment companies. The institutional accounts that are included in the Composite may be subject to lower expenses than the Fund and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Composite may have been less favorable had it been subject to the same sales charges and expenses as the Fund or had it been regulated as an investment company under the federal securities laws.

The table below shows the annual total returns for the Composite. The returns set forth below may not be representative of the results that may be achieved by the Fund. Past performance is not indicative of future results.

Prior Performance of the Composite

Average Annual Returns (as of 12/31/2013)*	1 Year	3 Years	Since inception (1/1/11)
Composite (Net of fees)	15.99%	7.57%	7.57%
Composite (Gross of fees)	16.57%	8.10%	8.10%

*	The year-to-date total returns as of June 30, 2014 are 0.80% (net of fees) and 1.05% (gross of fees).

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IV. HOW THE FUND IS MANAGED

1. MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Van Eck Associates Corporation (the “Adviser”), 335 Madison Avenue, New York, NY 10017, is the Adviser to the Fund. The Adviser has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, exchange-traded funds, other pooled investment vehicles and separate accounts.

Jan F. van Eck and members of his immediate family own 100% of the voting stock of the Adviser. As of June 30, 2014, the Adviser’s assets under management were approximately $34.4 billion.

THE ADVISER, THE FUND, AND INSURANCE COMPANY SEPARATE ACCOUNTS

The Fund sells shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for those accounts. The Fund does not foresee any disadvantages to shareholders from offering the Fund to various insurance companies. However, the Board of Trustees will monitor any potential conflicts of interest. If conflicts arise, the Board may require an insurance company to withdraw its investments in one Fund, and place them in another. This might force the Fund to sell securities at a disadvantageous price. The Board of Trustees may refuse to sell shares of the Fund to any separate account. It may also suspend or terminate the offering of shares of the Fund if required to do so by law or regulatory authority, or if such an action is in the best interests of Fund shareholders. The Adviser and its affiliates act as investment manager of several hedge funds and other investment companies and/or accounts (the “Other Clients”), which trade in the same securities as the Fund. These Other Clients may have investment objectives and/or investment strategies similar to or completely opposite of those of the Fund. From time to time such Other Clients may enter contemporaneous trades with those of the Fund, which implement strategies that are similar to or directly opposite those of the Fund. The Adviser will maintain procedures reasonably designed to ensure that the Fund is not unduly disadvantaged by such trades, yet still permit the Other Clients to pursue their own investment objectives and strategies.

FEES PAID TO THE ADVISER

Fees paid to the Adviser: Pursuant to the advisory agreement between the Adviser and the Trust (the “Advisory Agreement”), the Fund pays the Adviser a monthly fee at the annual rate of 0.65% of average daily net assets of the Fund. This includes the fee paid to the Adviser for accounting and administrative services.

The Adviser has agreed to waive fees and/or pay expenses for the Fund to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 0.70% for Initial Class of the Fund’s average daily net assets per year until May 1, 2016. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation. To minimize the duplication of fees, the Adviser has agreed to waive the management fee it charges to the Fund by any amount it collects as a management fee from an underlying investment company in which the Fund invests that is managed by the Adviser, as a result of the investment of the Fund’s assets in such investment company.

The Adviser may hire and terminate sub-advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without seeking shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new sub-adviser within 90 days of the hiring of the new sub-adviser. Currently, the Adviser has not hired a sub-adviser to assist with the portfolio management of the Fund.

PORTFOLIO MANAGERS

VAN ECK VIP LONG/SHORT EQUITY INDEX FUND

Portfolio Managers

The portfolio manager is primarily responsible for the day-to-day portfolio management of the Fund.

Marc Freed, Portfolio Manager. Mr. Freed joined the Adviser in 2012 and serves as a Portfolio Manager for the Adviser’s long/short equity investment strategies. In the 10 years prior to joining the Adviser, he managed funds of hedge funds at Lyster Watson & Co. and developed the True Alpha® (True α® ) rating and ranking methodology, patented in April 2010.

Benjamin McMillan, Deputy Portfolio Manager. Mr. McMillian joined the Adviser in 2012 and serves as a Deputy Portfolio Manager for the Adviser’s long/short equity investment strategies. Prior to joining the Adviser, he worked at Lyster Watson & Co. since February 2008, where he was a quantitative analyst and responsible for the computation and production of the hedge fund strategy indices.

The SAI provides additional information about the above Portfolio Managers, their compensation, other accounts they manage, and their securities ownership in the Fund.

THE TRUST

For more information on the Van Eck VIP Trust (the “Trust”), the Trustees and the Officers of the Trust, see “General Information,” “Description of the Trust” and “Trustees and Officers” in the SAI.

THE DISTRIBUTOR

Van Eck Securities Corporation, 335 Madison Avenue, New York, NY 10017 (the “Distributor”), a wholly owned subsidiary of the Adviser, has entered into a Distribution Agreement with the Trust for distributing shares of the Fund.

The Distributor generally sells and markets shares of the Fund through intermediaries, including insurance companies or their affiliates.

In addition, the Distributor may pay certain intermediaries, out of its own resources and not as an expense of the Fund, additional cash or non-cash compensation as an incentive to intermediaries to promote and sell shares of the Fund and other mutual funds distributed by the Distributor. These payments are commonly known as “revenue sharing”. The benefits that the Distributor may receive when it makes these payments include, among other things, placing the Fund on the intermediary’s sales system and/or preferred or recommended fund list, offering the Fund through the intermediary’s advisory or other specialized programs, and/or access (in some cases on a preferential basis over other competitors) to individual members of the intermediary’s sales force. Such payments may also be used to compensate intermediaries for a variety of administrative and shareholders services relating to investments by their customers in the Fund.

The fees paid by the Distributor to intermediaries may be calculated based on the gross sales price of shares sold by an intermediary, the net asset value of shares held by the customers of the intermediary, or otherwise. These fees may, but are not normally expected to, exceed in the aggregate 0.50% of the average net assets of the Fund attributable to a particular intermediary on an annual basis.

The Distributor may also provide intermediaries with additional cash and non-cash compensation, which may include financial assistance to intermediaries in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns, technical and systems support, attendance at sales meetings and reimbursement of ticket charges. In some instances, these incentives may be made available only to intermediaries whose representatives have sold or may sell a significant number of shares.

Intermediaries may receive different payments, based on a number of factors including, but not limited to, reputation in the industry, sales and asset retention rates, target markets, and customer relationships and quality of service. No one factor is determinative of the type or amount of additional compensation to be provided. Financial intermediaries that sell the Fund’s shares may also act as a broker or dealer in connection with execution of transactions for the Fund’s portfolio. The Fund and the Adviser have adopted procedures to ensure that the sales of the Fund’s shares by an intermediary will not affect the selection of brokers for execution of portfolio transactions.

Not all intermediaries are paid the same to sell mutual funds. Differences in compensation to intermediaries may create a financial interest for an intermediary to sell shares of a particular mutual fund, or the mutual funds of a particular family of mutual funds. Before purchasing shares of the Fund, you should ask your intermediary or its representative about the compensation in connection with the purchase of such shares, including any revenue sharing payments it receives from the Distributor.

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THE CUSTODIAN

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

THE TRANSFER AGENT

DST Systems, Inc.

210 West 10th Street, 8th Floor

Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

Five Times Square

New York, New York 10036

COUNSEL

Goodwin Procter LLP

One Exchange Place

Boston, Massachusetts 02109

2. TAXES

The Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Fund generally will not be subject to federal income tax to the extent that it distributes its net income and net capital gains.

The Code requires funds used by insurance company variable annuity and life insurance contracts to comply with special diversification requirements for such contracts to qualify for tax deferral privileges. The Fund intends to invest so as to comply with these Code requirements.

For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying prospectus for the applicable contract.

3. HOW THE FUND SHARES ARE PRICED

The Fund buys or sells its shares at its net asset value, or NAV, per share next determined after receipt of a purchase or redemption plus any applicable sales charge. The Fund calculates its NAV every day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated as of the close of the next regular trading session of the NYSE.

The Fund may invest in certain securities which are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

The Fund’s investments are generally valued based on market quotations which may be based on quotes obtained from a quotation reporting system, established market makers, broker dealers or by an outside independent pricing service. When market quotations are not readily available for a portfolio security, or in the opinion of the Adviser do not reflect the security’s value, the Fund will use the security’s “fair value” as determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures, which have been approved by the Board of Trustees. As a general principle, the current fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. The Fund’s Pricing Committee, whose members are selected by the senior management of the Adviser, is responsible for recommending fair value procedures to the Board of Trustees and for administering the process used to arrive at fair value prices.

Factors that may cause the Fund to use the fair value of a portfolio security to calculate the Fund’s NAV include, but are not limited to: (1) market quotations are not readily available because a portfolio security is not traded in a public market, trading in the security has been suspended, or the principal market in which the security trades is closed, (2) trading in a portfolio security is limited or suspended and not resumed prior to the time at which the Fund calculates its NAV, (3) the market for the relevant security is thin, or the price for the security is “stale” because its price doesn’t change in 5 consecutive business days, (4) the Adviser determines that a market quotation is not reliable, for example, because price movements are highly volatile and cannot be verified by a reliable alternative pricing source, or (5) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time at which the Fund calculates its NAV.

In determining the fair value of securities, the Pricing Committee will consider, among other factors, the fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is traded.

Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Foreign securities are normally priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Adviser’s determination of the impact of events, such as a significant movement in the U.S. markets occurring subsequent to the close of such markets but prior to the time at which the Fund calculates its NAV. In such cases, the Pricing Committee may apply a fair valuation formula to those foreign securities based on the Committee’s determination of the effect of the U.S. significant event with respect to each local market.

Certain of the Fund’s portfolio securities are valued by an outside pricing service approved by the Board of Trustees. The pricing service may utilize an automated system incorporating a model based on multiple parameters, including a security’s local closing price (in the case of foreign securities), relevant general and sector indices, currency fluctuations, and trading in depositary receipts and futures, if applicable, and/or research evaluations by its staff, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. Because of the inherent uncertainty in fair valuations, and the various factors considered in determining value pursuant to the Fund’s fair value procedures, there can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold. Furthermore, changes in the fair valuation of portfolio securities may be less frequent, and of greater magnitude, than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

4. SHAREHOLDER INFORMATION

FREQUENT TRADING POLICY

The Board of Trustees has adopted policies and procedures reasonably designed to deter frequent trading in shares of the Fund, commonly referred to as “market timing,” because such activities may be disruptive to the management of the Fund’s portfolio and may increase Fund expenses and negatively impact the Fund’s performance. As such, the Fund may reject a purchase or exchange transaction or restrict an insurance company’s contract holder from investing in the Fund for any reason if the Adviser, in its sole discretion, believes that such contract holder is engaging in market timing activities that may be harmful to the Fund. The Fund discourages and does not accommodate frequent trading of shares by contract holders.

11

The Fund invests portions of its assets in securities of foreign issuers, and consequently may be subject to an increased risk of frequent trading activities because frequent traders may attempt to take advantage of time zone differences between the foreign markets in which the Fund’s portfolio securities trade and the time as of which the Fund’s net asset value is calculated (“time-zone arbitrage”). The Fund’s investments in other types of securities may also be susceptible to frequent trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to potential price arbitrage. However, there is no guarantee that the Fund’s net asset value will immediately reflect changes in market conditions.

Shares of the Fund are sold exclusively through institutional omnibus account arrangements registered to insurance companies and used by them as investment options for variable contracts issued by insurance companies. Such omnibus accounts allow for the aggregation of holdings of multiple contract holders and do not identify the underlying contract holders or their activity on an individual basis. Certain insurance companies have adopted policies and procedures to deter frequent short-term trading by their contract holders. The Fund may rely on an insurance company’s policies and procedures, in addition to the Fund’s techniques, to monitor for and detect abusive trading practices. The Fund reserves the right, in its sole discretion, to allow insurance companies to apply their own policies and procedures which may be more or less restrictive than those of the Fund. Contract holders are advised to contact their insurance company for further information as it relates to their specific contracts.

In addition to the foregoing, the Fund requires all insurance companies to agree to cooperate in identifying and restricting market timers in accordance with the Fund’s policies and will periodically request contract holder trading activity based on certain criteria established by the Fund. The Fund may make inquiries regarding contract holder purchases, redemptions, and exchanges that meet certain criteria established by the Fund. There is no assurance that the Fund will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading effectively. Furthermore, an insurance company may be limited by the terms of an underlying insurance contract regarding frequent trading from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to deter market timing activity in the Fund.

12

HOW THE FUND IS MANAGED (continued)

If the Fund identifies market timing activity, the insurance company will be contacted and asked to take steps to prevent further market timing activity (e.g., sending warning letters, placing trade restrictions on the contract holder’s account in question, or closing the account). If the insurance company refuses or is unable to take such remedial action, a determination will be made whether additional steps should be taken, including, if appropriate, terminating the relationship with such insurance company.

Although the Fund will use reasonable efforts to prevent market timing activities in the Fund’s shares, there can be no assurances that these efforts will be successful. As some insurance companies’ contract holders may use various strategies to disguise their trading practices, the Fund’s ability to detect frequent trading activities by insurance companies’ contract holders may be limited by the ability and/or willingness of the insurance companies to monitor for these activities.

For further information about the Fund, please call or write your insurance company, or call 800-826-2333, or write to the Fund at the address on the back cover page.

13

V. FINANCIAL HIGHLIGHTS

Because the Fund expects to commence operations on or about the date of this prospectus, no financial highlights are provided for the Fund.

14

For more detailed information, see the Statement of Additional Information (SAI), which is legally a part of and is incorporated by reference into this prospectus. Once available, additional information about the Fund’s investments will be available in the annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. As previously noted, however, this Fund expects to commence operations on or about the date of this prospectus and thus, no such reports are currently available.

■	Call Van Eck at 800.826.2333, or visit the Van Eck website at vaneck.com to request, free of charge, the annual or semi-annual reports (once available), the SAI, or other information about the Fund.

■	Information about the Fund (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 202.551.8090.

■	Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-1520.

Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This prospectus sets forth concise information about the Van Eck VIP Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this prospectus and should be retained for future reference. The Contract involves certain expenses not described in this prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.

Van Eck VIP Trust

335 Madison Avenue

New York, NY 10017

vaneck.com

REGISTRATION NUMBER 811-05083   VIPLSEPRO

PROSPECTUS

September 17, 2014

Van Eck VIP Trust

Van Eck VIP Long/Short Equity Index Fund

(Class S Shares)

These securities have not been approved or disapproved either by the U.S. Securities and Exchange Commission (SEC) or by any State Securities Commission. Neither the SEC nor any State Commission has passed upon the accuracy or adequacy of this prospectus. Any claim to the contrary is a criminal offense.

VAN ECK VIP LONG/SHORT EQUITY INDEX FUND (CLASS S)

SUMMARY INFORMATION

INVESTMENT OBJECTIVE

The Van Eck VIP Long/Short Equity Index Fund seeks to track, before fees and expenses, the performance of the Market Vectors North America Long/Short Equity Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the table.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

		Class S

Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses[1]		0.38%
Dividends and Interest Payments on Securities Sold Short	0.24%
Remainder of Other Expenses	0.14%
Acquired Fund Fees and Expenses (AFFE)[1]		0.09%
Total Annual Fund Operating Expenses		1.37%
Fee Waivers and/or Expense Reimbursements[2]		0.09%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.28%

[1]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

[2]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 0.95% for Class S of the Fund’s average daily net assets per year until May 1, 2016. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include fees and expenses imposed under your variable annuity contract and/or variable life insurance policy. Because these fees and expenses are not included, the fees and expenses that you will incur will be higher than the fees and expenses set forth in the example.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

	Share Status	1 Year	3 Years

Class S	Sold or Held	$130	$425

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate that the Fund pays higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets in securities that comprise the Index. The Index is constructed using a rules based process and seeks to capture the performance of a group of long/short equity hedge funds that focus on North American companies (the “Proprietary L/S Equity Universe”). Market Vectors Index Solutions GmbH (the “Index Provider”), an affiliate of the Adviser, uses a two-step process to identify the Proprietary L/S Equity Universe. First, the Index Provider identifies an initial universe of North American focused long/short equity hedge funds. Second, the Index Provider eliminates outlier hedge funds, typically eliminating more of the underperforming outlier hedge funds, from the initial universe with a patented True Alpha® (True α®) metric that scores and ranks funds based on their risk-adjusted performance over a twelve month period. The Index Provider defines outlier hedge funds as those funds with the True Alpha scores for that twelve month period that differ from the average score of the funds that comprise the initial universe to a statistically significant degree. Applying a regression analysis to the returns of the Proprietary L/S Equity Universe, the Index Provider determines the long and/or short positions in exchange traded products, including exchange traded funds and exchange traded notes (“Exchange Traded Products”), that, in the aggregate, can best explain the performance of the Proprietary L/S Equity Universe in recent prior periods and, therefore, can be expected to track the performance of the Proprietary L/S Equity Universe in future periods. The Index is reconstituted and rebalanced monthly. The Exchange Traded Products that comprise the Index may include Exchange Traded Products that invest in equity and debt securities, as well as other asset categories. The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the performance of the Index.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the performance of the Index.

The Fund is considered to be “non-diversified”, which means that it may invest a larger portion of its assets in a single issuer. A significant portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, money market instruments, U.S. Treasury bills, interests in short-term investment funds or shares of money market or short-term bond funds. While the Fund may hold both long and short positions in any of the instruments in which it invests, it does not intend to borrow money for investment purposes. It seeks to maintain a net exposure, including cash and cash equivalents of 100% of net assets.

VAN ECK VIP LONG/SHORT EQUITY INDEX FUND (CLASS S) (continued)

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money. Also, because the Fund invests directly in Exchange Traded Products, which, in turn, invest directly in or have exposure to equity and debt securities and other asset categories, the following principal risks are those of the Fund and Exchange Traded Products, as appropriate. As a result of the Fund’s direct investment in Exchange Traded Products, the Fund is indirectly exposed to the risks of the securities held by and other investments made by the Exchange Traded Products.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Exchange Traded Products. While the risks of owning shares of an Exchange Traded Product generally reflect the risks of owning the underlying investments of the Exchange Traded Product, lack of liquidity in the Exchange Traded Product can result in its value being more volatile than its underlying portfolio investments. An Exchange Traded Product can trade at prices higher or lower than the value of its underlying assets. In addition, trading in an Exchange Traded Product may be halted by the exchange on which it trades.

Exchange Traded Products’ Underlying Investments. Through its investment in an Exchange Traded Product, the Fund is subject to the risks associated with the Exchange Traded Product’s underlying investments, including the possibility that the value of the securities or other assets held by the Exchange Traded Product could decrease. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and an Exchange Traded Product’s asset allocation. Additionally, the Fund will bear additional expenses based on its pro rata share of the Exchange Traded Product’s operating expenses. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in an Exchange Traded Product.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Exchange Traded Product to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, natural disasters and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Common Stock. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Concentration. An Exchange Traded Product that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying currency, security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing an Exchange Traded Product to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Exchange Traded Product’s derivative positions at times when the Exchange Traded Product might wish to terminate or sell such positions and over the counter instruments may be illiquid and are subject to counterparty risk.

Emerging Markets. Investments in the securities of emerging markets typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Foreign Currency. Investments in global markets or securities that are denominated in foreign currencies give rise to foreign currency exposure. The U.S. dollar value of these investments will vary depending on changes in exchange rates and the performance of the underlying assets.

Foreign Securities. Investments in securities of foreign issuers are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Investment Style. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic conditions.

Large-Capitalization Companies. Securities of large-capitalization companies could fall out of favor with the market and underperform securities of small- or medium-capitalization companies. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small- and Medium-Capitalization Companies. Securities of small- and medium-sized companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. The stocks of small- and medium-sized companies may have returns that vary, sometimes significantly, from the overall stock market.

Investment Restrictions. The Investment Company Act of 1940, as amended (the “1940 Act”), places limits on the percentage of the total outstanding stock of another investment company that may be owned by the Fund; however, exemptive relief from the Securities and Exchange Commission (the “SEC”) permits the Fund to invest in other unaffiliated investment companies in excess of this limitation if certain conditions are met (the “Exemptive Relief”). The Fund is subject to the conditions set forth in the Exemptive Relief and certain additional provisions of the 1940 Act that limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of any one investment company. The Fund and its affiliates may not actively acquire “control” of an investment company, which is presumed once ownership of an investment company’s outstanding voting securities exceeds 25%. Also, to comply with provisions of the 1940 Act and the Exemptive Relief, the Adviser may be required to vote shares of an investment company in the same general proportion as shares held by other shareholders of the investment company.

Market. Market risk refers to the risk that the market prices of securities that the Fund or an Exchange Traded Product holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities. The Exchange Traded Products, including exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”), may trade at a premium or discount to their net asset values.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Regulatory. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, in 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) adopted amendments to its rules that affect the ability of certain investment advisers to registered investment companies and other entities to rely on previously available exclusions or exemptions from registration under the Commodity Exchange Act of 1936, as amended (“CEA”) and regulations thereunder. Specifically, these amendments, which became effective on January 1, 2013, require an investment adviser of a registered investment company to register with the CFTC as a “commodity pool operator” (“CPO”) if the investment company either markets itself as a vehicle for trading commodity interests or conducts more than a de minimis amount of speculative trading in commodity interests. The staff of the CFTC issued temporary no-action relief (the “No-Action Relief”) from CPO registration to operators of funds-of-funds that cannot reasonably know whether indirect exposure to commodity interests would prevent them from qualifying for an exemption from registration as a CPO. In reliance on the No-Action Relief, the Adviser has claimed a temporary exemption from registration as a CPO. To the extent the Fund and the Adviser are required to comply with applicable CFTC disclosure, reporting and recordkeeping regulations, compliance with such regulations could increase the Fund’s expenses, adversely affecting the Fund’s total return.

Short Sales. If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses and increase the volatility of returns.

VAN ECK VIP LONG/SHORT EQUITY INDEX FUND (CLASS S) (continued)

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Tracking Error. Unlike a traditional index that is comprised of securities representing a particular segment of the market, such as the S&P 500 Composite Stock Price Index, the Index is comprised of long and/or short positions in Exchange-Traded Products that are selected and weighted monthly based upon the application of a regression analysis to the returns of the Proprietary L/S Equity Universe in recent prior periods. The performance of the Index may not match the performance of the Proprietary L/S Equity Universe prospectively due to the timing of the application of the regression analysis and changes that may subsequently occur in the management of the underlying hedge funds that comprise the Proprietary L/S Equity Universe. In addition, the Fund’s performance may not match the performance of the Index due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions. Accordingly, the performance of the Fund may vary from the performance of the Proprietary L/S Equity Universe and the performance of the Index.

U.S. Government Obligations. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

PERFORMANCE

The Fund expects to commence operations on or about the date of this prospectus. Accordingly, the Fund does not have a full calendar year of performance.

PORTFOLIO MANAGEMENT

Investment Adviser. Van Eck Associates Corporation

Portfolio Managers.

Marc Freed, Portfolio Manager, 2014

Benjamin McMillan, Deputy Portfolio Manager, 2014

PURCHASE AND SALE OF FUND SHARES

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts or variable life insurance policies. If you are a variable annuity contract or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

TAX INFORMATION

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a holder of a variable annuity contract or variable life insurance policy; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract or policy.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

II. INVESTMENT OBJECTIVE, STRATEGIES, POLICIES, RISKS AND OTHER INFORMATION

This section states the Fund’s investment objective and describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective. This section also provides additional information about the principal risks associated with investing in the Fund.

1. INVESTMENT OBJECTIVE

The Van Eck VIP Long/Short Equity Index Fund seeks to track, before fees and expenses, the performance of the Market Vectors North America Long/Short Equity Index (the “Index”).

The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval. To the extent practicable, the Fund will provide shareholders with 60 days’ prior written notice before changing its investment objective.

2. ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RISKS

DEBT SECURITIES

Definition	Debt securities may include bonds and other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the “secondary market”—that is, they are traded by people other than their original issuers.

Risk	Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Various factors could affect the issuer’s ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates rise, the value of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or an Exchange Traded Product receives from it but may affect the value of the Fund’s or Exchange Traded Product’s shares.

EXCHANGE TRADED PRODUCTS

Definition	The Fund invests in Exchange Traded Products, including ETFs and ETNs. An ETF is a term that is used to describe a variety of pooled investment vehicles, such as investment companies registered under the 1940 Act and commodity trusts, that are traded on a securities exchange and hold or have exposure to various financial instruments and/or commodities. ETNs are senior, unsecured notes linked to an index. Like ETFs, they may be bought and sold on a securities exchange. However, while ETF shares represent an interest in the ETF’s underlying assets, ETNs are structured products that are an obligation of the issuing bank, broker-dealer or other intermediary, whereby the intermediary agrees to pay a return based on the target index less any fees. ETNs combine certain aspects of bonds and ETFs. Investors can hold an ETN until maturity. The shares of the Exchange Traded Products may trade at a premium or discount to their net asset values. The Exchange Traded Products in which the Fund invests may include Exchange Traded Products that invest in equity and debt securities, as well as other asset categories.

Risk	While the risks of owning shares of an Exchange Traded Product generally reflect the risks of owning the underlying investments of the Exchange Traded Product, lack of liquidity in the Exchange Traded Product can result in its value being more volatile than its underlying portfolio investments. In addition, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. An Exchange Traded Product can trade at prices higher or lower than the value of its underlying assets. In addition, trading in an Exchange Traded Product may be halted by the exchange on which it trades.

EXCHANGE TRADED PRODUCTS’ UNDERLYING INVESTMENTS

Definition	The value of your investment in the Fund is based primarily on the prices of the Exchange Traded Products that the Fund purchases. In turn, the price of each Exchange Traded Product is based on the value of its holdings. The prices of these holdings change daily and each Exchange Traded Product’s performance reflects the risks of investing in a particular asset class or classes.

Risk	Through its investment in an Exchange Traded Product, the Fund is subject to the risks associated with the Exchange Traded Product’s underlying investments, including the possibility that the value of the securities or other assets held by the Exchange Traded Product could decrease. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and an Exchange Traded Product’s asset allocation. Additionally, the Fund will bear additional expenses based on its pro rata share of the Exchange Traded Product’s operating expenses. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in an Exchange Traded Product.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, natural disasters and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Common Stock. An Exchange Traded Product may invest in common stocks which are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Concentration. An Exchange Traded Product may, at various times, concentrate in the securities of a particular industry or group of industries, and when a fund is over weighted in an industry or group of industries, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over weighted in an industry or group of industries.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying currency, security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing an Exchange Traded Product to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Exchange Traded Product’s derivative positions at times when the Exchange Traded Product might wish to terminate or sell such positions and over the counter instruments may be illiquid and are subject to counterparty risk.

Emerging Markets. Investments in the securities of emerging markets which typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issued that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Foreign Currency. Investments in global markets or securities that are denominated in foreign currencies give rise to foreign currency exposure. The U.S. dollar value of these investments will vary depending on changes in exchange rates and the performance of the underlying assets. Foreign currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Exchange Traded Product’s investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies, and an Exchange Traded Product’s income available for distribution. The value of foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies may be adversely affected by currency exchange rates, currency exchange control regulations, foreign withholding taxes, restrictions or prohibitions on the repatriation of foreign currencies, changes in supply and demand in the currency exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, and currency controls or other political and economic developments in the U.S. or abroad. The local emerging market currencies in which the Exchange Traded Product may be invested from time to time may experience substantially greater volatility against the U.S. dollar than the major convertible currencies of developed countries.

Foreign Securities. Investments in securities of foreign issuers are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Some of the risks of investing in foreign securities may be reduced when an Exchange Traded Product invests indirectly in foreign securities through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and other securities which are traded on larger, recognized exchanges and in stronger, more recognized currencies.

Investment Style. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic conditions. As a result, an Exchange Traded Product’s performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities of a different investment style.

Large-Capitalization Companies. Securities of large-capitalization companies could fall out of favor with the market and underperform securities of small- or medium-capitalization companies. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small- and Medium-Capitalization Companies. Securities of small- and medium-sized companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies. The stocks of small and medium-sized companies may have returns that vary, sometimes significantly, from the overall stock market.

INVESTMENT OBJECTIVE, STRATEGIES, POLICIES, RISKS AND OTHER INFORMATION (continued)

INVESTMENT RESTRICTIONS

Definition	The Fund is subject to the conditions set forth in the Exemptive Relief and certain additional provisions of the 1940 Act.

Risk

The 1940 Act places limits on the percentage of the total outstanding stock of another investment company that may be owned by the Fund; however, the Exemptive Relief permits the Fund to invest in other unaffiliated investment companies in excess of this limitation if certain conditions are met. The conditions set forth in the Exemptive Relief and certain additional provisions of the 1940 Act limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of any one investment company. The Fund and its affiliates may not actively acquire “control” of an investment company, which is presumed once ownership of an investment company’s outstanding voting securities exceeds 25%. Also, to comply with provisions of the 1940 Act and the Exemptive Relief, the Adviser may be required to vote shares of an investment company in the same general proportion as shares held by other shareholders of the investment company.

MARKET

Definition	An investment in the Fund or an Exchange Traded Product involves “market risk”—the risk that securities prices will rise or fall.

Risk	Market risk refers to the risk that the market prices of securities that the Fund or an Exchange Traded Product holds will rise or fall, sometimes rapidly or unpredictably. Security prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest or currency rates or a change in investor sentiment. In general, equity securities tend to have greater price volatility than debt securities. The Exchange Traded Products, including ETFs and ETNs, may trade at a premium or discount to their net asset values.

NON-DIVERSIFICATION

Definition	A non-diversified fund may invest a larger portion of its assets in a single issuer than a “diversified” fund. A “diversified” fund is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.

Risk	A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

INVESTMENT OBJECTIVE, STRATEGIES, POLICIES, RISKS AND OTHER INFORMATION (continued)

REGULATORY

Definition	The Fund is subject to the laws and regulated by the government of the United States.

Risk	Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, in 2012, the CFTC adopted amendments to its rules that affect the ability of certain investment advisers to registered investment companies and other entities to rely on previously available exclusions or exemptions from registration under the CEA and regulations thereunder. Specifically, these amendments, which became effective on January 1, 2013, require an investment adviser of a registered investment company to register with the CFTC as a CPO if the investment company either markets itself as a vehicle for trading commodity interests or conducts more than a de minimis amount of speculative trading in commodity interests. The staff of the CFTC issued temporary No-Action Relief from CPO registration to operators of funds-of-funds that cannot reasonably know whether indirect exposure to commodity interests would prevent them from qualifying for an exemption from registration as a CPO. The No-Action relief provides operators of funds-of-funds with relief from CPO registration until the later of June 30, 2013, or six months after the CFTC issues revised guidance on the application of the CFTC’s trading restrictions to funds-of-funds. In reliance on the No-Action Relief, the Adviser has claimed a temporary exemption from registration as a CPO. To the extent the Fund and the Adviser are required to comply with applicable CFTC disclosure, reporting and recordkeeping regulations, compliance with such regulations could increase the Fund’s expenses, adversely affecting the Fund’s total return.

SHORT SALES

Definition	In a short sale, the Fund borrows an equity security from a broker, and then sells it.

Risk	If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses and increase the volatility of returns.
The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

TRACKING ERROR

Definition	The Fund’s investment objective is to seek to track, before fees and expenses, the performance of the Index.

Risk

Unlike a traditional index that is comprised of securities representing a particular segment of the market, such as the S&P 500 Composite Stock Price Index, the Index is comprised of long and/or short positions in Exchange-Traded Products that are selected and weighted monthly based upon the application of a regression analysis to the returns of the Proprietary L/S Equity Universe in recent prior periods. The performance of the Index may not match the performance of the Proprietary L/S Equity Universe prospectively due to the timing of the application of the regression analysis and changes that may subsequently occur in the management of the underlying hedge funds that comprise the Proprietary L/S Equity Universe. In addition, the Fund’s performance may not match the performance of the Index due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions. Accordingly, the performance of the Fund may vary from the performance of the Proprietary L/S Equity Universe and the performance of the Index.

U.S. GOVERNMENT OBLIGATIONS

Definition	U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies and government sponsored entities.

Risk	U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of the Fund to the extent it holds securities issued or guaranteed by the entity will be adversely impacted.

3. ADDITIONAL INVESTMENT STRATEGIES

INVESTING DEFENSIVELY

Strategy	The Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in anticipation of or in an attempt to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

SECURITIES LENDING

Strategy	The Fund may lend its securities as permitted under the 1940 Act, including by participating in securities lending programs managed by broker-dealers or other institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrowings must be collateralized in full with cash, U.S. government securities or high-quality letters of credit.

The Fund could experience delays and costs in recovering the securities loaned or in gaining access to the securities lending collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral and which is invested is subject to market appreciation and depreciation.

4. OTHER INFORMATION AND POLICIES

CHANGING THE FUND’S 80% POLICY

The Fund’s policy of investing “at least 80% of its net assets” (which includes net assets plus any borrowings for investment purposes) may be changed by the Board of Trustees (the “Board”) without a shareholder vote, as long as shareholders are given 60 days’ notice of the change.

PORTFOLIO HOLDINGS INFORMATION

Generally, it is the Fund’s and the Adviser’s policy that no current or potential investor, including any Fund shareholder, shall be provided information about the Fund’s portfolio on a preferential basis in advance of the provision of that information to other investors. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

Portfolio holdings information for the Fund is available to all investors on the Van Eck website at vaneck.com. Information regarding the Fund’s weightings, updated as of each month-end, is also located on this website. Generally, this information is posted to the website within 30 days of the end of the applicable month. This information generally remains available on the website until new information is posted. The Fund reserves the right to exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund, and to discontinue the posting of portfolio holdings information at any time, without prior notice.

PORTFOLIO INVESTMENTS

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. A subsequent increase or decrease in percentage resulting from a change in the value of portfolio securities or the total or net assets of the Fund will not be considered a violation of the restriction.

STRATEGY OF LONG/SHORT EQUITY HEDGE FUNDS

The Fund pursues its objective by investing in securities that comprise the Index, which include Exchange Traded Products, that, in the aggregate, are expected to track the performance of a group of long/short equity hedge funds identified by the Adviser that focus on North American companies. In general, the long/short equity hedge funds seek to invest (i.e., establish long positions) in securities that are believed to be undervalued or that offer high growth opportunities while also attempting to reduce overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes to hedge risk. Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks.

III. OTHER ADDITIONAL INFORMATION

1. IMPORTANT INFORMATION REGARDING DIVIDENDS AND INTEREST PAID ON SECURITIES SOLD SHORT AND ACQUIRED FUND FEES AND EXPENSES

When the Fund sells a security short, the Fund borrows the identical security from a lender (directly or indirectly through a broker) to settle the short sale transaction. The Fund is obligated to pay an amount equal to all dividends declared or interest accrued on the borrowed security while the short position is outstanding, which payments are treated as an expense of the Fund.

Acquired fund fees and expenses (AFFE) reflect the estimated amount of fees and expenses the Fund expects to incur indirectly through its investments in Underlying Funds.

The supplemental table below illustrates the Fund’s Total Annual Fund Operating Expenses for Class S (i) including the effect of expenses attributable to dividends and interest payments on securities sold short as well as AFFE and (ii) excluding the effect of expenses attributable to dividends and interest payments on securities sold short as well as AFFE. The supplemental table is not the Fund’s Class S fee table, which is located in the “Fund summary information—Fund Fees and Expenses” section of the Fund’s Class S prospectus. The Fund’s Total Annual Operating Expenses (expenses that are deducted from Fund assets) were:

		Class S

Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses[1]		0.38%
Dividends and Interest Payments on Securities Sold Short	0.24%
Remainder of Other Expenses	0.14%
Acquired Fund Fees and Expenses (AFFE)[1]		0.09%
Total Annual Fund Operating Expenses Including Dividends and Interest Payments on Securities Sold Short and AFFE		1.37%
Less Dividends and Interest Payments on Securities Sold Short and AFFE		0.33%
Less Fee Waivers and/or Expense Reimbursements[2]		0.09%
Total Annual Fund Operating Expenses Excluding Dividends and Interest Payments on Securities Sold Short and AFFE		0.95%

[1]	Other expenses and acquired fund fee and expenses are based on estimated amounts for the current fiscal year.

[2]	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 0.95% for Class S of the Fund’s average daily net assets per year until May 1, 2016. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

OTHER ADDITIONAL INFORMATION (continued)

2. PRIOR PERFORMANCE OF SIMILARLY MANAGED ACCOUNTS

The Fund expects to commence operations on or about the date of this prospectus. Accordingly, the Fund does not have a full calendar year of performance. The following table sets forth historical performance information for the institutional accounts managed by the Adviser (the “Composite”) that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the Fund.

The Composite data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts and does not represent the performance of the Fund. The accounts that comprise the Composite are separate and distinct from the Fund; the Composite’s performance is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund. The Composite’s returns are calculated on a total return basis, include all dividends and interest, accrued income and realized and unrealized gains and losses, and assume the reinvestment of earnings. All returns reflect the deduction of brokerage commissions and execution costs paid by the institutional private accounts, without provision for federal or state income taxes. “Net of Fees” figures also reflect the deduction of investment advisory fees. Custodial fees, if any, were not included in the calculation.

Investors should be aware that the Composite performance information shown below was calculated using the method outlined in the Global Investment Performance Standards (GIPS®) which differs from the method mandated by the SEC for calculating the performance of registered investment companies. The institutional accounts that are included in the Composite may be subject to lower expenses than the Fund and are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Composite may have been less favorable had it been subject to the same sales charges and expenses as the Fund or had it been regulated as an investment company under the federal securities laws.

The table below shows the annual total returns for the Composite. The returns set forth below may not be representative of the results that may be achieved by the Fund. Past performance is not indicative of future results.

Prior Performance of the Composite

Average Annual Returns (as of 12/31/2013)*	1 Year	3 Years	Since inception (1/1/11)
Composite (Net of fees)	15.99%	7.57%	7.57%
Composite (Gross of fees)	16.57%	8.10%	8.10%

*	The year-to-date total returns as of June 30, 2014 are 0.80% (net of fees) and 1.05% (gross of fees).

IV. HOW THE FUND IS MANAGED

1. MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Van Eck Associates Corporation (the “Adviser”), 335 Madison Avenue, New York, NY 10017, is the Adviser to the Fund. The Adviser has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, exchange-traded funds, other pooled investment vehicles and separate accounts.

Jan F. van Eck and members of his immediate family own 100% of the voting stock of the Adviser. As of June 30, 2014, the Adviser’s assets under management were approximately $34.4 billion.

THE ADVISER, THE FUND, AND INSURANCE COMPANY SEPARATE ACCOUNTS

The Fund sells shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for those accounts. The Fund does not foresee any disadvantages to shareholders from offering the Fund to various insurance companies. However, the Board of Trustees will monitor any potential conflicts of interest. If conflicts arise, the Board may require an insurance company to withdraw its investments in one Fund, and place them in another. This might force the Fund to sell securities at a disadvantageous price. The Board of Trustees may refuse to sell shares of the Fund to any separate account. It may also suspend or terminate the offering of shares of the Fund if required to do so by law or regulatory authority, or if such an action is in the best interests of Fund shareholders. The Adviser and its affiliates act as investment manager of several hedge funds and other investment companies and/or accounts (the “Other Clients”), which trade in the same securities as the Fund. These Other Clients may have investment objectives and/or investment strategies similar to or completely opposite of those of the Fund. From time to time such Other Clients may enter contemporaneous trades with those of the Fund, which implement strategies that are similar to or directly opposite those of the Fund. The Adviser will maintain procedures reasonably designed to ensure that the Fund is not unduly disadvantaged by such trades, yet still permit the Other Clients to pursue their own investment objectives and strategies.

FEES PAID TO THE ADVISER

Fees paid to the Adviser: Pursuant to the advisory agreement between the Adviser and the Trust (the “Advisory Agreement”), the Fund pays the Adviser a monthly fee at the annual rate of 0.65% of average daily net assets of the Fund. This includes the fee paid to the Adviser for accounting and administrative services.

The Adviser has agreed to waive fees and/or pay expenses for the Fund to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 0.95% for Class S of the Fund’s average daily net assets per year until May 1, 2016. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation. To minimize the duplication of fees, the Adviser has agreed to waive the management fee it charges to the Fund by any amount it collects as a management fee from an underlying investment company in which the Fund invests that is managed by the Adviser, as a result of the investment of the Fund’s assets in such investment company.

The Adviser may hire and terminate sub-advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without seeking shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new sub-adviser within 90 days of the hiring of the new sub-adviser. Currently, the Adviser has not hired a sub-adviser to assist with the portfolio management of the Fund.

PORTFOLIO MANAGERS

VAN ECK VIP LONG/SHORT EQUITY INDEX FUND

Portfolio Managers

The portfolio manager is primarily responsible for the day-to-day portfolio management of the Fund.

Marc Freed, Portfolio Manager. Mr. Freed joined the Adviser in 2012 and serves as a Portfolio Manager for the Adviser’s long/short equity investment strategies. In the 10 years prior to joining the Adviser, he managed funds of hedge funds at Lyster Watson & Co. and developed the True Alpha® (True α®) rating and ranking methodology, patented in April 2010.

Benjamin McMillan, Deputy Portfolio Manager. Mr. McMillian joined the Adviser in 2012 and serves as a Deputy Portfolio Manager for the Adviser ’s long/short equity investment strategies. Prior to joining the Adviser, he worked at Lyster Watson & Co. since February 2008, where he was a quantitative analyst and responsible for the computation and production of the hedge fund strategy indices.

The SAI provides additional information about the above Portfolio Managers, their compensation, other accounts they manage, and their securities ownership in the Fund.

THE TRUST

For more information on the Van Eck VIP Trust (the “Trust”), the Trustees and the Officers of the Trust, see “General Information,” “Description of the Trust” and “Trustees and Officers” in the SAI.

THE DISTRIBUTOR

Van Eck Securities Corporation, 335 Madison Avenue, New York, NY 10017 (the “Distributor”), a wholly owned subsidiary of the Adviser, has entered into a Distribution Agreement with the Trust for distributing shares of the Fund.

The Distributor generally sells and markets shares of the Fund through intermediaries, including insurance companies or their affiliates.

In addition, the Distributor may pay certain intermediaries, out of its own resources and not as an expense of the Fund, additional cash or non-cash compensation as an incentive to intermediaries to promote and sell shares of the Fund and other mutual funds distributed by the Distributor. These payments are commonly known as “revenue sharing”. The benefits that the Distributor may receive when it makes these payments include, among other things, placing the Fund on the intermediary’s sales system and/or preferred or recommended fund list, offering the Fund through the intermediary’s advisory or other specialized programs, and/or access (in some cases on a preferential basis over other competitors) to individual members of the intermediary’s sales force. Such payments may also be used to compensate intermediaries for a variety of administrative and shareholders services relating to investments by their customers in the Fund.

The fees paid by the Distributor to intermediaries may be calculated based on the gross sales price of shares sold by an intermediary, the net asset value of shares held by the customers of the intermediary, or otherwise. These fees may, but are not normally expected to, exceed in the aggregate 0.50% of the average net assets of the Fund attributable to a particular intermediary on an annual basis.

The Distributor may also provide intermediaries with additional cash and non-cash compensation, which may include financial assistance to intermediaries in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns, technical and systems support, attendance at sales meetings and reimbursement of ticket charges. In some instances, these incentives may be made available only to intermediaries whose representatives have sold or may sell a significant number of shares.

Intermediaries may receive different payments, based on a number of factors including, but not limited to, reputation in the industry, sales and asset retention rates, target markets, and customer relationships and quality of service. No one factor is determinative of the type or amount of additional compensation to be provided. Financial intermediaries that sell the Fund’s shares may also act as a broker or dealer in connection with execution of transactions for the Fund’s portfolio. The Fund and the Adviser have adopted procedures to ensure that the sales of the Fund’s shares by an intermediary will not affect the selection of brokers for execution of portfolio transactions.

Not all intermediaries are paid the same to sell mutual funds. Differences in compensation to intermediaries may create a financial interest for an intermediary to sell shares of a particular mutual fund, or the mutual funds of a particular family of mutual funds. Before purchasing shares of the Fund, you should ask your intermediary or its representative about the compensation in connection with the purchase of such shares, including any revenue sharing payments it receives from the Distributor.

PLAN OF DISTRIBUTION (12b-1)

Although the Fund offers two classes of shares to investors, only the Class S shares are subject to distribution and/or service (12b-1) fees under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the plan of distribution, Class S shares are subject to distribution and/or service (12b-1) fees of 0.25% of average daily net assets of the class. Because the distribution and/or service (12b-1) fees are paid out of the Fund’s assets on an on-going basis over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

THE CUSTODIAN

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

THE TRANSFER AGENT

DST Systems, Inc.

210 West 10th Street, 8th Floor

Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

Five Times Square

New York, New York 10036

COUNSEL

Goodwin Procter LLP

One Exchange Place

Boston, Massachusetts 02109

2. TAXES

The Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Fund generally will not be subject to federal income tax to the extent that it distributes its net income and net capital gains.

The Code requires funds used by insurance company variable annuity and life insurance contracts to comply with special diversification requirements for such contracts to qualify for tax deferral privileges. The Fund intends to invest so as to comply with these Code requirements.

For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying prospectus for the applicable contract.

3. HOW THE FUND SHARES ARE PRICED

The Fund buys or sells its shares at its net asset value, or NAV, per share next determined after receipt of a purchase or redemption plus any applicable sales charge. The Fund calculates its NAV every day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated as of the close of the next regular trading session of the NYSE.

The Fund may invest in certain securities which are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

The Fund’s investments are generally valued based on market quotations which may be based on quotes obtained from a quotation reporting system, established market makers, broker dealers or by an outside independent pricing service. When market quotations are not readily available for a portfolio security, or in the opinion of the Adviser do not reflect the security’s value, the Fund will use the security’s “fair value” as determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures, which have been approved by the Board of Trustees. As a general principle, the current fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. The Fund’s Pricing Committee, whose members are selected by the senior management of the Adviser, is responsible for recommending fair value procedures to the Board of Trustees and for administering the process used to arrive at fair value prices.

Factors that may cause the Fund to use the fair value of a portfolio security to calculate the Fund’s NAV include, but are not limited to: (1) market quotations are not readily available because a portfolio security is not traded in a public market, trading in the security has been suspended, or the principal market in which the security trades is closed, (2) trading in a portfolio security is limited or suspended and not resumed prior to the time at which the Fund calculates its NAV, (3) the market for the relevant security is thin, or the price for the security is “stale” because its price doesn’t change in 5 consecutive business days, (4) the Adviser determines that a market quotation is not reliable, for example, because price movements are highly volatile and cannot be verified by a reliable alternative pricing source, or (5) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time at which the Fund calculates its NAV.

In determining the fair value of securities, the Pricing Committee will consider, among other factors, the fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is traded.

Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Foreign securities are normally priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Adviser’s determination of the impact of events, such as a significant movement in the U.S. markets occurring subsequent to the close of such markets but prior to the time at which the Fund calculates its NAV. In such cases, the Pricing Committee may apply a fair valuation formula to those foreign securities based on the Committee’s determination of the effect of the U.S. significant event with respect to each local market.

Certain of the Fund’s portfolio securities are valued by an outside pricing service approved by the Board of Trustees. The pricing service may utilize an automated system incorporating a model based on multiple parameters, including a security’s local closing price (in the case of foreign securities), relevant general and sector indices, currency fluctuations, and trading in depositary receipts and futures, if applicable, and/or research evaluations by its staff, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. Because of the inherent uncertainty in fair valuations, and the various factors considered in determining value pursuant to the Fund’s fair value procedures, there can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold. Furthermore, changes in the fair valuation of portfolio securities may be less frequent, and of greater magnitude, than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

4. SHAREHOLDER INFORMATION

FREQUENT TRADING POLICY

The Board of Trustees has adopted policies and procedures reasonably designed to deter frequent trading in shares of the Fund, commonly referred to as “market timing,” because such activities may be disruptive to the management of the Fund’s portfolio and may increase Fund expenses and negatively impact the Fund’s performance. As such, the Fund may reject a purchase or exchange transaction or restrict an insurance company’s contract holder from investing in the Fund for any reason if the Adviser, in its sole discretion, believes that such contract holder is engaging in market timing activities that may be harmful to the Fund. The Fund discourages and does not accommodate frequent trading of shares by contract holders.

The Fund invests portions of its assets in securities of foreign issuers, and consequently may be subject to an increased risk of frequent trading activities because frequent traders may attempt to take advantage of time zone differences between the foreign markets in which the Fund’s portfolio securities trade and the time as of which the Fund’s net asset value is calculated (“time-zone arbitrage”). The Fund’s investments in other types of securities may also be susceptible to frequent trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to potential price arbitrage. However, there is no guarantee that the Fund’s net asset value will immediately reflect changes in market conditions.

Shares of the Fund are sold exclusively through institutional omnibus account arrangements registered to insurance companies and used by them as investment options for variable contracts issued by insurance companies. Such omnibus accounts allow for the aggregation of holdings of multiple contract holders and do not identify the underlying contract holders or their activity on an individual basis. Certain insurance companies have adopted policies and procedures to deter frequent short-term trading by their contract holders. The Fund may rely on an insurance company’s policies and procedures, in addition to the Fund’s techniques, to monitor for and detect abusive trading practices. The Fund reserves the right, in its sole discretion, to allow insurance companies to apply their own policies and procedures which may be more or less restrictive than those of the Fund. Contract holders are advised to contact their insurance company for further information as it relates to their specific contracts.

In addition to the foregoing, the Fund requires all insurance companies to agree to cooperate in identifying and restricting market timers in accordance with the Fund’s policies and will periodically request contract holder trading activity based on certain criteria established by the Fund. The Fund may make inquiries regarding contract holder purchases, redemptions, and exchanges that meet certain criteria established by the Fund. There is no assurance that the Fund will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading effectively. Furthermore, an insurance company may be limited by the terms of an underlying insurance contract regarding frequent trading from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to deter market timing activity in the Fund.

If the Fund identifies market timing activity, the insurance company will be contacted and asked to take steps to prevent further market timing activity (e.g., sending warning letters, placing trade restrictions on the contract holder’s account in question, or closing the account). If the insurance company refuses or is unable to take such remedial action, a determination will be made whether additional steps should be taken, including, if appropriate, terminating the relationship with such insurance company.

Although the Fund will use reasonable efforts to prevent market timing activities in the Fund’s shares, there can be no assurances that these efforts will be successful. As some insurance companies’ contract holders may use various strategies to disguise their trading practices, the Fund’s ability to detect frequent trading activities by insurance companies’ contract holders may be limited by the ability and/or willingness of the insurance companies to monitor for these activities.

For further information about the Fund, please call or write your insurance company, or call 800-826-2333, or write to the Fund at the address on the back cover page.

V. FINANCIAL HIGHLIGHTS

Because the Fund expects to commence operations on or about the date of this prospectus, no financial highlights are provided for the Fund.

For more detailed information, see the Statement of Additional Information (SAI), which is legally a part of and is incorporated by reference into this prospectus. Once available, additional information about the Fund’s investments will be available in the annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. As previously noted, however, this Fund expects to commence operations on or about the date of this prospectus and thus, no such reports are currently available.

■	Call Van Eck at 800.826.2333, or visit the Van Eck website at vaneck.com to request, free of charge, the annual or semi-annual reports (once available), the SAI, or other information about the Fund.

■	Information about the Fund (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 202.551.8090.

■	Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-1520.

Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This prospectus sets forth concise information about the Van Eck VIP Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this prospectus and should be retained for future reference. The Contract involves certain expenses not described in this prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.

Van Eck VIP Trust

335 Madison Avenue

New York, NY 10017

vaneck.com

REGISTRATION NUMBER 811-05083   VIPLSEPRO